Aquisitions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Aquisitions (Details) [Line Items]
Aggregate purchase price		$ 2,937,222
Wildman Acquisition [Member]
Aquisitions (Details) [Line Items]
Aggregate purchase price	$ 2,937,222
G.A.P. Acquisition [Member]
Aquisitions (Details) [Line Items]
Aggregate purchase price	$ 3,245,872